Share Capital	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Capital

14. SHARE CAPITAL

a)  Authorized

Unlimited number of common shares.

6,350.9 special preferred, redeemable, retractable, non-voting shares.

An unlimited number of preferred shares, issuable in series.

b)   Issued and Outstanding

The issued and outstanding common shares of Quarterhill, along with equity instruments convertible into common shares, are as follows:

	December 31,	December 31,
As at	2017	2016
Common shares	118,658,249	118,572,181
Securities convertible into common shares
Stock options	5,339,559	5,985,454
Deferred stock units (DSUs)	228,433	197,367
	124,226,241	124,755,002

As at December 31, 2017, no preferred shares or special preferred shares were issued or outstanding (2016 – nil).

c)   Common Shares

	Number	Amount
December 31, 2015	120,842,448	$427,781

Issued on exercise of stock options	4,333	11
Transfer from additional paid-in capital on exercise of options	-	6
Issued on sale of shares under Employee Share Purchase Plan	70,600	72
Conversion of DSUs to common shares	53,300	116
Repurchased under normal course issuer bid	(2,398,500)	(8,501)
December 31, 2016	118,572,181	$419,485

December 31, 2016	118,572,181	$419,485

Issued as purchase consideration in VIZIYA acquisition	405,268	662
Issued on sale of shares under Employee Share Purchase Plan	60,500	68
Conversion of deferred stock units to common shares	-	-
Repurchased under normal course issuer bid	(379,700)	(1,342)
December 31, 2017	118,658,249	$418,873

The Company paid quarterly cash dividends as follows:

	2017				2016
		Per Share		Total		Per Share		Total
1st Quarter	Cdn	$0.0125	US	$1,129	Cdn	$0.0125	US	$1,091
2nd Quarter		0.0125		1,105		0.0125		1,151
3rd Quarter		0.0125		1,154		0.0125		1,153
4th Quarter		0.0125		1,175		0.0125		1,132
	Cdn	$0.0500	US	$4,563	Cdn	$0.0500	US	$4,527

The Company declared quarterly dividends as follows:

	2017		2016
1st Quarter	Cdn	$0.0125	Cdn	$0.0125
2nd Quarter	Cdn	$0.0125	Cdn	$0.0125
3rd Quarter	Cdn	$0.0125	Cdn	$0.0125
4th Quarter	Cdn	$0.0125	Cdn	$0.0125

On February 10, 2016, the Company received regulatory approval to make a normal course issuer bid (the “2016 NCIB”) through the facilities of the TSX. Under the 2016 NCIB, the Company is permitted to purchase up to 11,762,446 common shares. The 2016 NCIB commenced on February 12, 2016 and expired on February 11, 2017. The Company repurchased 2,398,500 common shares under the 2016 NCIB during the year ended December 31, 2016, for a total cost of $4,225.

On February 10, 2017, the Company received regulatory approval to make a normal course issuer bid (the “2017 NCIB”) through the facilities of the TSX. Under the 2017 NCIB, the Company is permitted to purchase up to 4,000,000 common shares. The NCIB commenced on February 13, 2017 and will be completed on or before February 12, 2018. The Company repurchased 379,700 common shares under the 2017 NCIB during the year ended December 31, 2017, for a total cost of $552.

The Company records share repurchases as a reduction to shareholders’ equity. A portion of the purchase price of the repurchased shares is recorded as a decrease to additional paid-in capital when the price of the shares repurchased exceeds the average original price per share received from the issuance of common shares or an increase to additional paid-in capital when the prices of the shares repurchased is less than the average original price per share received from the issuance of common shares. During the year ended December 31, 2017, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2017, $790 was recorded as an increase to additional paid-in capital. During the year ended December 31, 2016, the cumulative price of the shares repurchased was less than the proceeds received from the issuance of the same number of shares. For the year ended December 31, 2016, $4,276 was recorded as an increase to additional paid-in capital.

d)  Stock-Based Compensation

Quarterhill maintains an Option Plan, a Deferred Stock Unit (“DSU”) Plan, an Employee Share Purchase Plan (“ESPP”) and a Restricted Share Unit (“RSU”) Plan for its directors, employees and consultants. The current RSU Plan calls for settlement only in cash. The Option Plan, the DSU Plan and the ESPP are considered “security based compensation arrangements” for the purposes of the TSX. The Company is authorized to issue up to an aggregate of 10% of its outstanding common shares under these “security based compensation arrangements”, with the common shares authorized for issuance under the DSU Plan limited to 430,000 and under the ESPP limited to 800,000. The options vest at various times ranging from immediate vesting on grant to vesting over a three to four year period. Options generally have a six year life.

During the year ended December 31, 2017, the Company granted two sets of performance-based options with grant date at fair value of CDN $1.106 and CDN $1.0175, respectively. These performance-based options will vest, if at all, over a three year period. Each tranche of options will vest if at any time after the first, second and third years, certain specified share price targets are achieved for a period of at least 30 consecutive days.

The Company estimates the fair value of the performance based options using a Monte Carlo simulation model. The following assumptions were used during the year ended December 31, 2017:

		May Grant	June Grant
Number of options granted		1,299,072	650,000
Stock price	CDN	$2.16	$1.89
Implied volatility		55%	60%
Risk free rate		1.43%	1.40%

	Options Outstanding				Exercisable Options
	Number of Options	Price Range (Cdn)		Weighted Average Exercise Price (Cdn)	Number	Weighted Average Exercise Price (Cdn)
December 31, 2015	8,071,056	$1.42	$7.09	$4.86	7,062,972	$4.97

Granted	256,477	2.84	3.32	2.86
Exercised	(4,333)	3.12	3.33	3.28
Forfeited	(86,999)	3.49	4.37	3.84
Expired	(2,250,747)	3.40	7.09	4.85
December 31, 2016	5,985,454	$2.84	$5.66	$4.78	5,617,312	$4.89

Granted	1,949,072	1.89	2.16	2.07
Forfeited	(108,967)	3.39	5.34	4.26
Expired	(2,486,000)	5.34	5.66	5.48
December 31, 2017	5,339,559	$1.89	$5.05	$3.48	3,219,503	$4.36

The weighted average fair value per option granted during the year ended December 31, 2017 was CDN $1.08 (2016 – $ 0.98)

The intrinsic value of options exercised was CDN $nil for the year ended December 31, 2017 (2016 – CDN $2). Intrinsic value is the total value of exercised options based on the price of the Company’s common shares at the time of the exercise less the proceeds received from the employees to exercise the options.

The intrinsic value of the exercisable options was $nil as at December 31, 2017 (2016 –$nil).

The total fair value of options vested was CDN $150 for the year ended December 31, 2017 (2016 – CDN $956).

As at December 31, 2017, there was CDN $1.0 million of total unrecognized stock-based compensation cost, net of expected forfeitures, related to unvested stock-based compensation arrangements granted under the stock option plan. This cost is expected to be recognized over a weighted average period of 0.97 years.

Details of the outstanding options at December 31, 2017 are as follows:

Range of Exercise Prices (Cdn)		Outstanding Options at December 31, 2017	Remaining Term of Options in Years	Weighted Average Exercise Price (Cdn)	Exercisable Options at December 31, 2017	Weighted Average Exercise Price (Cdn)
$1.89	$1.99	650,000	5.42	$1.89	-	$-
2.00	2.99	1,545,549	5.24	2.27	82,159	2.84
3.00	3.99	707,500	1.90	3.43	700,834	3.43
4.00	4.99	1,395,500	1.21	4.41	1,395,500	4.41
5.00	5.05	1,041,010	0.23	5.05	1,041,010	5.05
$1.89	$5.05	5,339,559	2.79	$3.48	3,219,503	$4.36

Stock-based compensation expense for the year ended December 31, 2017 was $663 (2016 - $217). The following provides a summary of the stock-based compensation expense for the years ended December 31, 2017 and 2016:

	2017	2016
Cost of revenues	$37	$174
Selling, general and administrative expenses	626	43
	$663	$217

e)  Deferred Stock Units

The Company has a Deferred Stock Unit (“DSU”) plan as a tool to assist in the retention of selected employees and directors and to help conserve the Company’s cash position. Under the DSU plan, DSUs may be awarded and will become due when the conditions of retention have been met and employment terminated or completed. The value of each DSU is determined in reference to the Company’s common share price, and the DSU value is payable in either cash or shares at the Company’s option.

Number
December 31, 2015	260,398

Issued in lieu of quarterly Directors fees	21,936
Issued in lieu of dividends paid	14,690
Settled for cash	(46,357)
Settled for common shares	(53,300)
December 31, 2016	197,367

Issued in lieu of quarterly Directors fees	26,072
Issued in lieu of dividends paid	4,994
December 31, 2017	228,433

The liability recorded in respect of the outstanding DSUs was $422 as at December 31, 2017 (2016 - $322). The change in the liability is recorded as compensation expense.

f)  Restricted Share Units

The Company implemented a Restricted Share Unit (“RSU”) plan for certain employees and directors in January 2007. Under the RSU plan, units are settled in cash based on the market value of Quarterhill’s common shares on the dates when the RSUs vest. The accrued liability and related expense for the RSUs are adjusted to reflect the market value of the common shares at each balance sheet date. The liability recorded in respect of the vested RSUs was $2,105 as at December 31, 2017 (2016 - $1,348). The change in the liability is recorded as compensation expense.

RSU activity for the years ended December 31, 2017 and 2016 was as follows:

Number
December 31, 2015	1,509,032

Granted	2,477,861
Settled	(1,148,982)
Forfeited	(125,491)
December 31, 2016	2,712,420

Granted	3,826,851
Settled	(2,475,623)
Forfeited	(128,599)
December 31, 2017	3,935,049

During the year ended December 31, 2017, 128,599 RSUs (2016 – 125,491) were forfeited as they related to former employees.

g)   Per Share Amounts

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	December 31,	December 31,
As at	2017	2016
Basic weighted average common shares outstanding	118,607,569	119,245,581
Effect of stock options	8,114	-
Diluted weighted average common shares outstanding	118,615,683	119,245,581

For the year ended December 31, 2017, the effect of stock options totaling 5,331,445 were anti-dilutive (2016 – 5,985,454).